T. ROWE PRICE Extended Equity Market Index Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 0.4%
AST SpaceMobile (1)(2) 13,000 49
Cogent Communications Holdings  6,500 402
EchoStar, Class A (2) 7,715 129
Frontier Communications Parent (2) 26,353 412
GCI Liberty, Class A, EC (2)(3) 21,362 —
Globalstar (1)(2) 138,400 181
IDT, Class B (2) 8,242 182
Iridium Communications  18,318 833
Liberty Global, Class A (2) 24,334 417
Liberty Global, Class C (1)(2) 26,275 488
Liberty Latin America, Class C (2) 15,146 124
Lumen Technologies (1)(2) 125,920 179
3,396
Entertainment 1.1%
AMC Entertainment Holdings, Class A (2) 8,313 66
Chicken Soup For The Soul Entertainment (1)(2) 18,800 7
Cinemark Holdings (1)(2) 18,612 342
Endeavor Group Holdings, Class A  34,564 688
Kartoon Studios (1)(2) 31,610 44
Liberty Media Corp-Liberty Formula One, Class A (2) 6,187 350
Liberty Media Corp-Liberty Formula One, Class C (2) 30,788 1,918
Liberty Media Corp-Liberty Live, Class A (2) 2,414 77
Liberty Media Corp-Liberty Live, Class C (2) 6,646 213
Lions Gate Entertainment, Class B (2) 17,763 140
Madison Square Garden Entertainment (2) 6,783 223
Madison Square Garden Sports  2,521 444
Playtika Holding (2) 20,600 198
ROBLOX, Class A (2) 64,792 1,876
Roku (2) 14,981 1,058
Skillz (1)(2) 4,052 21
Sphere Entertainment (2) 6,783 252
TKO Group Holdings (1) 6,000 504
Warner Music Group, Class A  22,857 718
9,139
Interactive Media & Services 0.9%
Angi (2) 34,000 67
Bumble, Class A (2) 18,992 283
Cargurus (2) 14,052 246
Cars.com (2) 9,920 167
Eventbrite, Class A (2) 17,300 171

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
fuboTV (2) 45,600 122
IAC (2) 12,130 611
MediaAlpha, Class A (1)(2) 7,794 64
Pinterest, Class A (2) 89,962 2,432
Rumble (1)(2) 13,700 70
Shutterstock  2,800 107
Snap, Class A (2) 136,402 1,215
TripAdvisor (2) 12,900 214
TrueCar (2) 55,425 115
Vimeo (2) 31,496 112
Yelp (2) 6,592 274
Ziff Davis (2) 4,596 293
ZoomInfo Technologies (2) 41,892 687
7,250
Media 1.4%
Altice USA, Class A (2) 40,300 132
Cable One  335 206
Cardlytics (2) 8,134 134
Clear Channel Outdoor Holdings (1)(2) 123,500 195
EW Scripps, Class A (2) 15,345 84
Gray Television  17,400 120
iHeartMedia, Class A (2) 19,700 62
John Wiley & Sons, Class A  7,370 274
Liberty Broadband, Class A (2) 1,826 166
Liberty Broadband, Class C (2) 14,216 1,298
Liberty Media Corp-Liberty SiriusXM (2) 21,317 543
Liberty Media Corp-Liberty SiriusXM, Class A (2) 8,600 219
Magnite (2) 17,700 133
New York Times, Class A  20,800 857
Nexstar Media Group  6,197 888
PubMatic, Class A (2) 10,300 125
Scholastic  8,858 338
Sinclair (1) 11,410 128
Sirius XM Holdings (1) 116,587 527
TechTarget (2) 4,200 128
TEGNA  33,210 484
Trade Desk, Class A (2) 66,100 5,166
12,207
Wireless Telecommunication Services 0.1%
Gogo (2) 13,463 161
Shenandoah Telecommunications  12,721 262
Telephone & Data Systems  14,262 261

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Cellular (2) 2,548 109
793
Total Communication Services 32,785
CONSUMER DISCRETIONARY 11.5%
Automobile Components 1.1%
Adient (2) 14,100 517
Atmus Filtration Technologies (2) 5,743 120
Autoliv  13,103 1,264
Dana  21,572 316
Dorman Products (2) 4,800 364
Fox Factory Holding (2) 6,800 674
Gentex  25,720 837
Gentherm (2) 6,000 326
Goodyear Tire & Rubber (2) 39,435 490
LCI Industries  3,900 458
Lear  7,000 939
Luminar Technologies (1)(2) 29,600 135
Mobileye Global, Class A (1)(2) 7,404 308
Modine Manufacturing (2) 6,100 279
Motorcar Parts of America (2) 14,500 117
Patrick Industries  4,000 300
QuantumScape (1)(2) 42,262 283
Standard Motor Products  5,388 181
Stoneridge (2) 9,536 191
Superior Industries International (2) 15,200 46
Visteon (2) 4,300 594
XPEL (2) 2,400 185
8,924
Automobiles 0.6%
Fisker (1)(2) 34,200 219
Harley-Davidson  19,116 632
Lucid Group (1)(2) 116,639 652
Rivian Automotive, Class A (1)(2) 97,282 2,362
Thor Industries  8,400 799
Winnebago Industries  3,781 225
4,889
Broadline Retail 0.2%
Big Lots  10,000 51
Dillard's, Class A (1) 400 132
Kohl's  22,042 462
Macy's  39,300 456
Nordstrom (1) 13,832 207
Ollie's Bargain Outlet Holdings (2) 8,800 679

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Qurate Retail, Series A (2) 80,200 49
2,036
Diversified Consumer Services 0.9%
2U (1)(2) 19,800 49
ADT (1) 22,184 133
Adtalem Global Education (2) 6,300 270
Bright Horizons Family Solutions (2) 11,316 922
Carriage Services  6,600 186
Chegg (2) 16,300 145
Clear Secure, Class A (1) 10,657 203
Coursera (2) 15,400 288
Duolingo (2) 4,541 753
Frontdoor (2) 14,450 442
Graham Holdings, Class B  341 199
Grand Canyon Education (2) 5,609 656
H&R Block  20,118 866
Laureate Education  23,200 327
Service Corp International  22,831 1,305
Strategic Education  5,143 387
Stride (2) 6,000 270
WW International (1)(2) 12,700 141
7,542
Hotels, Restaurants & Leisure 2.7%
Aramark  32,900 1,142
Bally's (2) 11,600 152
BJ's Restaurants (2) 4,933 116
Bloomin' Brands  11,900 293
Boyd Gaming  10,300 627
Brinker International (2) 8,279 262
Canterbury Park Holding  6,213 126
Cava Group (1)(2) 4,900 150
Cheesecake Factory (1) 5,840 177
Choice Hotels International (1) 4,000 490
Churchill Downs  10,000 1,160
Chuy's Holdings (2) 6,906 246
Cracker Barrel Old Country Store (1) 1,500 101
Dave & Buster's Entertainment (2) 6,800 252
Denny's (2) 23,700 201
Dine Brands Global  5,000 247
DoorDash, Class A (2) 44,185 3,511
DraftKings, Class A (2) 69,689 2,052
Dutch Bros, Class A (1)(2) 4,500 105
Everi Holdings (2) 20,600 272
Hilton Grand Vacations (2) 12,610 513
Hyatt Hotels, Class A  6,300 668

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jack in the Box  4,600 318
Light & Wonder (2) 10,530 751
Marriott Vacations Worldwide (1) 6,490 653
Papa John's International (1) 5,040 344
Penn Entertainment (2) 22,162 509
Planet Fitness, Class A (2) 13,226 650
Red Robin Gourmet Burgers (2) 7,700 62
Red Rock Resorts, Class A  9,100 373
Rush Street Interactive (2) 33,100 153
Sabre (2) 41,700 187
SeaWorld Entertainment (2) 4,767 220
Shake Shack, Class A (2) 4,200 244
Six Flags Entertainment (2) 9,800 230
Sweetgreen, Class A (1)(2) 13,100 154
Texas Roadhouse  9,400 903
Travel + Leisure  4,700 173
Vail Resorts  5,700 1,265
Wendy's  33,140 676
Wingstop  5,000 899
Wyndham Hotels & Resorts  11,840 823
22,450
Household Durables 1.2%
Cavco Industries (2) 1,773 471
Cricut, Class A (1) 8,000 74
Flexsteel Industries  5,600 116
GoPro, Class A (2) 25,500 80
Helen of Troy (2) 3,300 385
Hovnanian Enterprises, Class A (2) 1,384 141
Installed Building Products  3,900 487
iRobot (2) 4,900 186
KB Home  11,900 551
La-Z-Boy  9,950 307
Leggett & Platt  11,147 283
LGI Homes (2) 3,937 392
Lovesac (1)(2) 5,600 112
M/I Homes (2) 5,670 476
MDC Holdings  4,962 205
Meritage Homes  6,300 771
Newell Brands  38,705 349
Skyline Champion (2) 8,000 510
Sonos (2) 21,901 283
Taylor Morrison Home (2) 17,000 724
Tempur Sealy International  22,500 975
Toll Brothers  13,420 992
TopBuild (2) 4,426 1,114

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tri Pointe Homes (2) 18,572 508
Universal Electronics (2) 9,900 90
10,582
Leisure Products 0.6%
Acushnet Holdings  5,075 269
Brunswick  10,000 790
Funko, Class A (1)(2) 10,100 77
Malibu Boats, Class A (2) 4,300 211
Marine Products  11,600 165
Mattel (2) 53,539 1,180
Peloton Interactive, Class A (1)(2) 49,457 250
Polaris  8,240 858
Topgolf Callaway Brands (2) 17,500 242
YETI Holdings (1)(2) 13,500 651
4,693
Specialty Retail 2.5%
1-800-Flowers.com, Class A (2) 13,368 94
Aaron's  14,168 148
Abercrombie & Fitch, Class A (2) 8,300 468
Academy Sports & Outdoors  8,600 407
Advance Auto Parts  11,500 643
American Eagle Outfitters  16,580 275
Asbury Automotive Group (2) 2,129 490
AutoNation (2) 3,204 485
Boot Barn Holdings (2) 5,300 430
Burlington Stores (2) 10,902 1,475
Caleres  6,430 185
CarParts.com (2) 32,800 135
Carvana (2) 14,482 608
Chewy, Class A (2) 11,941 218
Dick's Sporting Goods  8,100 880
Five Below (2) 8,524 1,372
Floor & Decor Holdings, Class A (1)(2) 16,144 1,461
Foot Locker (1) 12,803 222
GameStop, Class A (2) 35,204 580
Gap (1) 31,100 331
Genesco (2) 5,100 157
Group 1 Automotive  2,109 567
Guess?  8,920 193
Hibbett  3,800 181
Leslie's (2) 24,100 136
Lithia Motors  3,600 1,063
Monro  7,100 197
Murphy USA  3,015 1,030
National Vision Holdings (2) 9,922 161

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ODP (2) 7,757 358
Overstock.com (2) 8,200 130
Penske Automotive Group  2,708 452
Petco Health & Wellness (1)(2) 22,800 93
PetMed Express  20,800 213
RealReal (2) 51,100 108
Revolve Group (1)(2) 8,700 118
RH (1)(2) 2,500 661
Sally Beauty Holdings (2) 12,000 101
Signet Jewelers  7,600 546
Sleep Number (2) 5,500 135
Sonic Automotive, Class A  5,003 239
Stitch Fix, Class A (2) 25,500 88
Upbound Group  7,450 219
Urban Outfitters (2) 2,700 88
Valvoline  21,717 700
Victoria's Secret (2) 13,200 220
Vroom (2) 45,600 51
Warby Parker, Class A (2) 13,256 174
Wayfair, Class A (1)(2) 11,700 709
Williams-Sonoma (1) 9,567 1,487
21,482
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings (2) 14,095 742
Carter's  5,900 408
Columbia Sportswear  3,462 257
Crocs (2) 8,200 723
Deckers Outdoor (2) 3,658 1,881
Figs, Class A (2) 19,600 116
G-III Apparel Group (2) 9,000 224
Hanesbrands  42,099 167
Kontoor Brands  8,300 364
Lululemon Athletica (2) 16,544 6,380
Movado Group  6,705 183
Oxford Industries  2,200 211
PVH  5,705 436
Skechers USA, Class A (2) 21,900 1,072
Steven Madden  12,050 383
Superior Group  23,500 183
Under Armour, Class A (2) 18,600 127
Under Armour, Class C (1)(2) 20,100 128
Vera Bradley (2) 24,500 162
Wolverine World Wide  9,300 75
14,222
Total Consumer Discretionary 96,820

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.9%
Beverages 0.3%
Boston Beer, Class A (2) 1,500 584
Celsius Holdings (2) 6,400 1,098
Coca-Cola Consolidated  900 573
National Beverage (2) 3,696 174
Willamette Valley Vineyards (2) 10,850 64
2,493
Consumer Staples Distribution & Retail 1.0%
Albertsons, Class A  45,389 1,033
Andersons  7,300 376
BJ's Wholesale Club Holdings (2) 22,513 1,607
Casey's General Stores  5,289 1,436
Chefs' Warehouse (2) 6,300 133
Grocery Outlet Holding (2) 9,632 278
Ingles Markets, Class A  3,500 264
Performance Food Group (2) 18,468 1,087
PriceSmart  3,450 257
SpartanNash  8,826 194
Sprouts Farmers Market (2) 17,200 736
U.S. Foods Holding (2) 29,909 1,187
United Natural Foods (2) 9,300 131
8,719
Food Products 0.9%
B&G Foods  11,600 115
Beyond Meat (1)(2) 11,300 109
Calavo Growers  7,863 198
Cal-Maine Foods  4,864 235
Darling Ingredients (2) 26,700 1,394
Flowers Foods  33,083 734
Fresh Del Monte Produce  8,200 212
Freshpet (2) 6,770 446
Hain Celestial Group (2) 11,000 114
Hostess Brands (2) 19,008 633
Ingredion  8,500 836
J & J Snack Foods  1,549 253
John B. Sanfilippo & Son  2,942 291
Lancaster Colony  2,200 363
Post Holdings (2) 7,985 685
Seaboard  80 300
Simply Good Foods (2) 14,840 512
TreeHouse Foods (2) 5,543 242
Utz Brands (1) 8,200 110

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vital Farms (2) 17,500 203
7,985
Household Products 0.2%
Central Garden & Pet, Class A (2) 7,900 317
Energizer Holdings  9,250 296
Spectrum Brands Holdings  6,211 487
WD-40  2,400 488
1,588
Personal Care Products 0.4%
Beauty Health (1)(2) 13,138 79
BellRing Brands (2) 17,446 719
Coty, Class A (2) 40,849 448
Edgewell Personal Care  8,050 298
elf Beauty (2) 9,099 999
Herbalife (2) 15,900 223
Inter Parfums  3,300 443
Lifevantage  20,700 134
Medifast  1,446 108
Nu Skin Enterprises, Class A  7,016 149
USANA Health Sciences (2) 2,100 123
3,723
Tobacco 0.1%
22nd Century Group (2) 6,394 6
Universal  3,808 180
Vector Group  22,482 239
425
Total Consumer Staples 24,933
ENERGY 5.1%
Energy Equipment & Services 1.4%
Archrock  26,167 330
Cactus, Class A  11,000 552
ChampionX  27,700 987
DMC Global (2) 6,400 157
Expro Group Holdings (2) 22,990 534
Forum Energy Technologies (2) 7,800 187
Helmerich & Payne  17,500 738
Liberty Energy, Class A  27,467 509
Mammoth Energy Services (2) 18,000 84
Nabors Industries (2) 1,900 234
Newpark Resources (2) 40,676 281
Noble  17,636 893
NOV  49,575 1,036
Oceaneering International (2) 15,825 407

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Patterson-UTI Energy  34,626 479
Solaris Oilfield Infrastructure, Class A  31,556 336
TechnipFMC  63,381 1,289
TETRA Technologies (2) 30,241 193
Tidewater (2) 9,766 694
Transocean (1)(2) 105,600 867
Valaris (2) 7,900 592
Weatherford International (2) 9,600 867
12,246
Oil, Gas & Consumable Fuels 3.7%
Adams Resources & Energy  4,341 146
Antero Midstream  52,300 626
Antero Resources (2) 40,961 1,040
California Resources  11,200 627
Callon Petroleum (2) 7,253 284
Centrus Energy, Class A (1)(2) 2,500 142
Cheniere Energy  34,241 5,683
Chesapeake Energy (1) 17,265 1,489
Chord Energy  5,975 968
Civitas Resources (1) 9,448 764
CNX Resources (2) 25,800 583
Comstock Resources (1) 14,200 157
CONSOL Energy  4,700 493
Crescent Energy, Class A  11,120 141
CVR Energy (1) 7,000 238
Delek U.S. Holdings  12,107 344
Denbury (2) 7,000 686
Dorian LPG  7,169 206
DT Midstream  11,600 614
Equitrans Midstream  74,389 697
Green Plains (2) 8,700 262
HF Sinclair  17,741 1,010
International Seaways  6,800 306
Kosmos Energy (2) 76,500 626
Magnolia Oil & Gas, Class A  30,071 689
Matador Resources  12,776 760
Murphy Oil  23,318 1,057
New Fortress Energy (1) 7,200 236
Northern Oil & Gas (1) 9,610 387
Ovintiv  35,960 1,711
Par Pacific Holdings (2) 6,900 248
PBF Energy, Class A  15,403 824
Peabody Energy  17,000 442
Permian Resources  36,400 508
Range Resources  36,100 1,170

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REX American Resources (2) 6,150 250
Ring Energy (1)(2) 38,900 76
SandRidge Energy  10,585 166
Sitio Royalties, Class A  9,100 220
SM Energy  20,300 805
Southwestern Energy (2) 154,900 999
Talos Energy (2) 12,000 197
Tellurian (1)(2) 70,700 82
Texas Pacific Land  863 1,574
Uranium Energy (1)(2) 59,300 305
Vitesse Energy  4,583 105
World Kinect  15,300 343
31,286
Total Energy 43,532
FINANCIALS 15.7%
Banks 4.9%
1st Source  2,261 95
Ameris Bancorp  10,100 388
Arrow Financial  19,022 324
Associated Banc-Corp  28,827 493
Atlantic Union Bankshares  14,747 424
Axos Financial (2) 8,400 318
Banc of California  13,700 170
BancFirst  2,817 244
Bancorp (2) 13,261 457
Bank of Hawaii (1) 5,166 257
Bank OZK  19,000 704
BankUnited  16,018 364
Banner  3,571 151
Berkshire Hills Bancorp  10,741 215
BOK Financial  4,060 325
Brookline Bancorp  22,331 203
Cadence Bank  31,375 666
Capitol Federal Financial  20,644 98
Cathay General Bancorp  7,294 254
City Holding  2,357 213
Columbia Banking System  29,099 591
Commerce Bancshares  16,204 777
Community Bank System  9,628 406
ConnectOne Bancorp  11,183 199
Cullen/Frost Bankers  8,450 771
CVB Financial  26,706 442
Dime Community Bancshares  7,700 154
East West Bancorp  23,464 1,237
Eastern Bankshares  29,000 364

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancorp North Carolina  8,913 251
First BanCorp Puerto Rico  37,849 509
First Busey  11,729 225
First Citizens BancShares, Class A  1,684 2,324
First Commonwealth Financial  17,900 219
First Community Bankshares  7,844 231
First Financial  7,768 263
First Financial Bancorp  13,000 255
First Financial Bankshares  23,176 582
First Hawaiian  14,900 269
First Horizon  73,206 807
First Interstate BancSystem, Class A  12,942 323
First Merchants  11,013 306
First United  7,811 127
Flushing Financial  19,125 251
FNB  30,756 332
Fulton Financial  8,302 101
German American Bancorp  9,733 264
Glacier Bancorp  15,512 442
Hancock Whitney  12,400 459
Hilltop Holdings  6,936 197
Home BancShares  28,776 603
HomeStreet  8,965 70
Hope Bancorp  25,700 227
Independent Bank  6,690 328
Independent Bank Group  3,600 142
International Bancshares  8,002 347
Kearny Financial  29,937 207
Live Oak Bancshares  6,400 185
Macatawa Bank  29,488 264
MVB Financial  12,300 278
National Bank Holdings, Class A  9,000 268
NBT Bancorp  5,611 178
New York Community Bancorp  82,633 937
Nicolet Bankshares  3,400 237
Northrim BanCorp  5,109 202
Northwest Bancshares  24,083 246
OceanFirst Financial  16,200 234
OFG Bancorp  12,892 385
Old National Bancorp  29,748 433
Pacific Premier Bancorp  15,900 346
PacWest Bancorp  9,812 78
Park National  2,440 231
Peapack-Gladstone Financial  6,557 168
Peoples Bancorp  9,913 252
Pinnacle Financial Partners  8,177 548

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Popular  13,647 860
Preferred Bank  3,072 191
Prosperity Bancshares  12,760 696
Provident Bancorp (2) 17,600 171
Provident Financial Services  16,823 257
Renasant  10,652 279
S&T Bancorp  9,220 250
Sandy Spring Bancorp  11,930 256
Seacoast Banking  11,639 256
ServisFirst Bancshares  8,300 433
Simmons First National, Class A  17,010 288
Southside Bancshares  8,690 249
SouthState  8,142 548
Stock Yards Bancorp  7,181 282
Synovus Financial  23,084 642
Texas Capital Bancshares (2) 9,000 530
Tompkins Financial  3,423 168
Towne Bank  15,200 349
TriCo Bancshares  7,900 253
TrustCo Bank  7,232 197
Trustmark  13,000 282
UMB Financial  7,312 454
United Bankshares  22,100 610
United Community Banks  16,196 412
Univest Financial  20,600 358
Valley National Bancorp  45,300 388
Veritex Holdings  9,000 162
Washington Federal  5,368 137
Washington Trust Bancorp  10,800 284
Webster Financial  27,938 1,126
WesBanco  14,042 343
West BanCorp  17,300 282
Westamerica BanCorp  5,346 231
Western Alliance Bancorp  19,665 904
Western New England Bancorp  27,519 179
Wintrust Financial  5,400 408
WSFS Financial  8,550 312
41,462
Capital Markets 3.4%
Affiliated Managers Group  5,300 691
Ares Management, Class A  23,961 2,465
Artisan Partners Asset Management, Class A  9,800 367
BGC Group, Class A  49,400 261
Blue Owl Capital (1) 58,152 754
Carlyle Group  30,314 914

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cohen & Steers  3,200 201
Coinbase Global, Class A (2) 21,782 1,635
Donnelley Financial Solutions (2) 5,875 331
Evercore, Class A  5,400 745
Federated Hermes  14,500 491
Hamilton Lane, Class A  5,200 470
Houlihan Lokey  7,715 826
Interactive Brokers Group, Class A  12,200 1,056
Janus Henderson Group  20,323 525
Jefferies Financial Group  27,047 991
KKR  86,638 5,337
Lazard, Class A  20,500 636
LPL Financial Holdings  11,901 2,828
Moelis, Class A  4,890 221
Morningstar  4,155 973
Open Lending, Class A (2) 37,046 271
Piper Sandler  2,550 370
PJT Partners, Class A (1) 4,800 381
Robinhood Markets, Class A (2) 72,354 710
SEI Investments  13,256 798
StepStone Group, Class A  10,977 347
Stifel Financial  15,229 936
StoneX Group (2) 4,481 434
Tradeweb Markets, Class A  18,132 1,454
U.S. Global Investors, Class A  26,700 76
Virtu Financial, Class A  14,596 252
Virtus Investment Partners  1,832 370
29,117
Consumer Finance 0.8%
Ally Financial  35,725 953
Bread Financial Holdings  6,900 236
Credit Acceptance (2) 900 414
Encore Capital Group (2) 5,000 239
Enova International (2) 3,339 170
EZCORP, Class A (1)(2) 24,495 202
FirstCash Holdings  4,138 415
Green Dot, Class A (2) 9,800 137
LendingClub (2) 26,638 162
LendingTree (2) 5,225 81
Navient  20,000 344
OneMain Holdings  22,198 890
PRA Group (2) 6,206 119
PROG Holdings (2) 8,935 297
SLM  40,500 552
SoFi Technologies (1)(2) 123,628 988

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Upstart Holdings (1)(2) 10,200 291
6,490
Financial Services 2.8%
Affirm Holdings (1)(2) 31,948 679
Apollo Global Management  63,076 5,662
AvidXchange Holdings (2) 21,900 208
Block, Class A (2) 73,657 3,260
Cannae Holdings (2) 9,900 184
Corebridge Financial  17,001 336
Equitable Holdings  56,626 1,608
Essent Group  9,710 459
Euronet Worldwide (2) 6,189 491
EVERTEC  13,641 507
Federal Agricultural Mortgage, Class C  2,028 313
Flywire (2) 12,229 390
Jackson Financial, Class A  16,984 649
Marqeta, Class A (2) 69,400 415
MGIC Investment  44,400 741
Mr Cooper Group (2) 8,885 476
NMI Holdings, Class A (2) 16,800 455
Ocwen Financial (2) 4,762 123
Payoneer Global (2) 60,600 371
PennyMac Financial Services  5,265 351
Radian Group  15,658 393
Remitly Global (2) 17,960 453
Rocket, Class A (2) 15,600 128
Shift4 Payments, Class A (1)(2) 8,730 483
Toast, Class A (1)(2) 52,754 988
UWM Holdings  36,700 178
Voya Financial  16,575 1,101
Walker & Dunlop  5,000 371
Western Union  40,413 533
WEX (2) 5,889 1,108
23,414
Insurance 3.0%
Ambac Financial Group (2) 14,700 177
American Equity Investment Life Holding (2) 10,300 552
American Financial Group  8,910 995
Argo Group International Holdings  7,622 227
Assured Guaranty  10,800 654
Axis Capital Holdings  15,073 850
Brighthouse Financial (2) 9,300 455
BRP Group, Class A (2) 12,000 279
CNA Financial  4,918 194
CNO Financial Group  18,700 444

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
eHealth (2) 9,700 72
Enstar Group (1)(2) 2,500 605
Erie Indemnity, Class A  3,407 1,001
Fidelity National Financial  37,731 1,558
First American Financial  14,430 815
Genworth Financial, Class A (2) 88,600 519
Hanover Insurance Group  5,676 630
Hippo Holdings (1)(2) 6,300 50
Horace Mann Educators  7,210 212
James River Group Holdings  9,600 147
Kemper  12,766 537
Kinsale Capital Group  2,450 1,015
Lemonade (1)(2) 10,100 117
Lincoln National  13,285 328
Markel Group (2) 1,909 2,811
MBIA (2) 13,200 95
Mercury General  5,600 157
National Western Life Group, Class A  608 266
Old Republic International  31,793 857
Oscar Health, Class A (2) 19,300 107
Palomar Holdings (2) 6,096 309
Primerica  5,313 1,031
ProAssurance  13,640 258
Reinsurance Group of America  9,720 1,411
RenaissanceRe Holdings  8,270 1,637
RLI  3,768 512
Root, Class A (2) 7,105 68
Ryan Specialty Group Holdings (2) 12,264 594
Safety Insurance Group  3,086 210
Selective Insurance Group  8,670 894
Stewart Information Services  4,480 196
United Fire Group  7,638 151
Unum Group  23,800 1,171
White Mountains Insurance Group  411 615
25,783
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT (1)(2) 16,332 136
AGNC Investment, REIT (1) 63,793 602
Annaly Capital Management, REIT  68,230 1,283
Apollo Commercial Real Estate Finance, REIT  5,900 60
Arbor Realty Trust, REIT (1) 9,443 143
Ares Commercial Real Estate, REIT (1) 23,100 220
Arlington Asset Investment, Class A, REIT (2) 32,800 140
ARMOUR Residential REIT, REIT (1) 20,500 87
Blackstone Mortgage Trust, Class A, REIT (1) 13,509 294

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BrightSpire Capital, REIT (1) 31,500 197
Cherry Hill Mortgage Investment, REIT (1) 29,562 110
Chimera Investment, REIT (1) 36,100 197
Claros Mortgage Trust  22,453 249
Hannon Armstrong Sustainable Infrastructure Capital, REIT (1) 16,476 349
Invesco Mortgage Capital, REIT (1) 9,260 93
Ladder Capital, REIT  27,500 282
MFA Financial, REIT  28,122 270
PennyMac Mortgage Investment Trust, REIT (1) 21,600 268
Ready Capital, REIT (1) 13,636 138
Redwood Trust, REIT  33,367 238
Rithm Capital, REIT  41,646 387
Starwood Property Trust, REIT (1) 43,800 847
TPG RE Finance Trust, REIT (1) 26,100 176
Two Harbors Investment, REIT  13,200 175
6,941
Total Financials 133,207
HEALTH CARE 12.1%
Biotechnology 5.7%
4D Molecular Therapeutics (2) 5,689 72
89bio (2) 8,700 134
Aadi Bioscience (1)(2) 6,779 33
ACADIA Pharmaceuticals (2) 28,300 590
Adamas Pharmaceuticals, CVR (2)(3) 26,000 5
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
Agenus (2) 68,600 78
Agios Pharmaceuticals (2) 10,100 250
Akero Therapeutics (2) 9,516 481
Aldeyra Therapeutics (2) 7,591 51
Alector (2) 13,300 86
Alkermes (2) 24,959 699
Allakos (2) 19,459 44
Alnylam Pharmaceuticals (2) 17,900 3,170
Amicus Therapeutics (2) 39,500 480
Anavex Life Sciences (1)(2) 13,100 86
Annovis Bio (1)(2) 4,800 46
Apellis Pharmaceuticals (2) 14,136 538
Arcellx (2) 4,100 147
Arcturus Therapeutics Holdings (2) 4,800 123
Arcus Biosciences (2) 9,900 178
Ardelyx (2) 29,400 120
Arrowhead Pharmaceuticals (2) 16,000 430
Atara Biotherapeutics (1)(2) 34,100 50
Avid Bioservices (2) 12,400 117
Avidity Biosciences (2) 20,740 132

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Beam Therapeutics (1)(2) 9,900 238
BioCryst Pharmaceuticals (1)(2) 25,775 182
Biohaven (2) 12,164 316
BioMarin Pharmaceutical (2) 26,090 2,308
Biomea Fusion (2) 5,500 76
Blueprint Medicines (2) 10,500 527
Bridgebio Pharma (2) 17,205 454
C4 Therapeutics (2) 12,400 23
Cabaletta Bio (2) 7,400 113
CareDx (1)(2) 14,500 102
Catalyst Pharmaceuticals (2) 14,000 164
Celldex Therapeutics (2) 7,300 201
CEL-SCI (1)(2) 26,800 34
Cerevel Therapeutics Holdings (1)(2) 15,386 336
Cogent Biosciences (2) 11,400 111
Crinetics Pharmaceuticals (2) 5,800 172
CRISPR Therapeutics (1)(2) 10,118 459
Cullinan Oncology (2) 8,900 81
Curis (2) 3,675 24
Cymabay Therapeutics (2) 12,932 193
Cytokinetics (2) 15,296 451
Day One Biopharmaceuticals (2) 10,000 123
Denali Therapeutics (2) 15,000 309
Dynavax Technologies (2) 17,700 261
Editas Medicine (2) 8,900 69
Emergent BioSolutions (2) 7,800 27
Enanta Pharmaceuticals (2) 7,500 84
Entrada Therapeutics (2) 8,620 136
EQRx (2) 36,600 81
Exact Sciences (2) 25,081 1,711
Exelixis (2) 47,990 1,049
Fate Therapeutics (2) 33,600 71
FibroGen (2) 11,700 10
G1 Therapeutics (2) 17,755 26
Generation Bio (2) 20,600 78
Geron (2) 59,300 126
Gritstone bio (2) 26,900 46
Halozyme Therapeutics (2) 20,700 791
Horizon Therapeutics (2) 30,400 3,517
Ideaya Biosciences (2) 7,500 202
IGM Biosciences (1)(2) 9,200 77
ImmunoGen (2) 35,400 562
Immunovant (2) 8,600 330
Inhibrx (1)(2) 5,000 92
Insmed (2) 25,421 642
Intellia Therapeutics (2) 12,800 405

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intercept Pharmaceuticals (1)(2) 8,631 160
Ionis Pharmaceuticals (1)(2) 26,485 1,201
Iovance Biotherapeutics (2) 32,288 147
Ironwood Pharmaceuticals (2) 17,120 165
KalVista Pharmaceuticals (1)(2) 13,200 127
Karuna Therapeutics (2) 5,967 1,009
Karyopharm Therapeutics (1)(2) 26,700 36
Keros Therapeutics (2) 4,300 137
Krystal Biotech (2) 3,000 348
Kymera Therapeutics (1)(2) 10,400 145
Lexicon Pharmaceuticals (1)(2) 40,600 44
Ligand Pharmaceuticals (2) 2,286 137
Lineage Cell Therapeutics (2) 59,100 70
Madrigal Pharmaceuticals (1)(2) 1,989 290
MannKind (1)(2) 46,400 192
Mersana Therapeutics (2) 18,800 24
Mirati Therapeutics (2) 15,028 655
Morphic Holding (2) 6,500 149
Myriad Genetics (2) 14,280 229
Natera (2) 15,400 681
Neurocrine Biosciences (2) 15,102 1,699
Novavax (1)(2) 15,850 115
Nurix Therapeutics (2) 11,800 93
Nuvalent, Class A (2) 4,200 193
Olema Pharmaceuticals (2) 9,400 116
PMV Pharmaceuticals (2) 16,500 101
Point Biopharma Global (1)(2) 16,200 108
Precigen (1)(2) 70,000 99
Protagonist Therapeutics (2) 8,000 133
Prothena (2) 9,118 440
PTC Therapeutics (2) 11,200 251
RAPT Therapeutics (2) 7,200 120
Recursion Pharmaceuticals, Class A (1)(2) 22,400 171
REGENXBIO (2) 6,421 106
Relay Therapeutics (2) 26,057 219
Replimune Group (2) 13,700 234
REVOLUTION Medicines (2) 18,418 510
Rhythm Pharmaceuticals (1)(2) 7,300 167
Rigel Pharmaceuticals (2) 63,500 69
Rocket Pharmaceuticals (2) 11,599 238
Roivant Sciences (2) 43,108 504
Sage Therapeutics (2) 8,700 179
Sana Biotechnology (2) 22,300 86
Sangamo Therapeutics (2) 73,100 44
Sarepta Therapeutics (2) 12,416 1,505
Scholar Rock Holding (1)(2) 14,814 105

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seagen (2) 20,365 4,320
Shattuck Labs (2) 19,300 29
SpringWorks Therapeutics (1)(2) 10,669 247
Syndax Pharmaceuticals (2) 9,600 139
Syros Pharmaceuticals (2) 22,550 89
TG Therapeutics (2) 20,100 168
Travere Therapeutics (2) 10,200 91
Twist Bioscience (2) 8,600 174
Ultragenyx Pharmaceutical (2) 13,100 467
United Therapeutics (2) 6,500 1,468
Vaxcyte (2) 13,894 708
Veracyte (2) 8,500 190
Vericel (2) 5,805 195
Verve Therapeutics (2) 6,600 88
Viking Therapeutics (1)(2) 14,900 165
Vir Biotechnology (2) 12,400 116
Viridian Therapeutics (1)(2) 7,900 121
Voyager Therapeutics (2) 8,900 69
Xencor (2) 11,538 232
XOMA (2) 6,534 92
Zentalis Pharmaceuticals (2) 11,476 230
48,479
Health Care Equipment & Supplies 1.9%
Artivion (2) 11,550 175
Asensus Surgical (1)(2) 185,500 50
AtriCure (2) 9,700 425
Avanos Medical (2) 9,042 183
Axonics (2) 6,400 359
Butterfly Network (1)(2) 38,100 45
Cerus (1)(2) 39,200 64
ClearPoint Neuro (1)(2) 17,700 89
CONMED  4,950 499
Embecta  9,800 147
Enovis (2) 6,714 354
Envista Holdings (2) 23,543 656
Glaukos (2) 7,500 564
Globus Medical, Class A (2) 17,300 859
Haemonetics (2) 6,800 609
ICU Medical (2) 1,600 190
Inari Medical (2) 8,455 553
Inogen (2) 17,500 91
Inspire Medical Systems (2) 4,500 893
Integer Holdings (2) 3,850 302
Integra LifeSciences Holdings (2) 9,900 378
iRhythm Technologies (2) 4,836 456

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lantheus Holdings (2) 10,100 702
LivaNova (2) 5,300 280
Masimo (2) 6,000 526
Merit Medical Systems (2) 6,806 470
Neogen (2) 32,132 596
Nevro (2) 7,746 149
Novocure (2) 13,795 223
Omnicell (2) 6,612 298
OraSure Technologies (2) 20,282 120
Orthofix Medical (2) 11,780 152
Outset Medical (1)(2) 8,100 88
Penumbra (2) 5,880 1,422
PROCEPT BioRobotics (2) 8,291 272
Pulmonx (2) 11,500 119
QuidelOrtho (2) 6,900 504
Senseonics Holdings (1)(2) 83,400 50
Shockwave Medical (2) 5,110 1,017
Silk Road Medical (2) 10,000 150
STAAR Surgical (2) 7,700 309
Tactile Systems Technology (2) 7,950 112
Tandem Diabetes Care (1)(2) 11,300 235
TransMedics Group (1)(2) 4,600 252
Zimvie (2) 7,400 70
16,057
Health Care Providers & Services 1.7%
Acadia Healthcare (2) 12,048 847
Accolade (2) 14,200 150
AdaptHealth (2) 11,800 107
agilon health (1)(2) 46,980 834
Alignment Healthcare (2) 20,500 142
Amedisys (2) 4,595 429
AMN Healthcare Services (2) 6,505 554
Apollo Medical Holdings (2) 7,600 235
Aveanna Healthcare Holdings (1)(2) 73,400 87
Brookdale Senior Living (2) 24,407 101
Cano Health (1)(2) 64,800 17
CareMax (1)(2) 31,000 66
Castle Biosciences (2) 4,600 78
Chemed  2,100 1,091
Community Health Systems (2) 24,200 70
CorVel (2) 2,150 423
Cross Country Healthcare (2) 5,500 136
DocGo (1)(2) 16,700 89
Encompass Health  13,400 900
Enhabit (2) 11,500 129

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ensign Group  8,800 818
Guardant Health (2) 16,600 492
HealthEquity (2) 12,700 928
Hims & Hers Health (2) 18,977 119
LifeStance Health Group (1)(2) 11,800 81
ModivCare (2) 5,300 167
National HealthCare  4,004 256
National Research  4,572 203
NeoGenomics (2) 22,200 273
OPKO Health (1)(2) 101,686 163
Option Care Health (2) 20,300 657
Owens & Minor (2) 12,100 196
Patterson  11,719 347
Pediatrix Medical Group (2) 11,500 146
Pennant Group (2) 12,250 136
Premier, Class A  11,380 245
Privia Health Group (2) 6,000 138
Progyny (2) 11,600 395
R1 RCM (2) 22,100 333
RadNet (2) 7,129 201
Select Medical Holdings  23,975 606
Surgery Partners (1)(2) 10,700 313
Tenet Healthcare (2) 16,328 1,076
14,774
Health Care Technology 0.8%
CareCloud (2) 23,700 27
Certara (2) 19,200 279
Doximity, Class A (2) 9,602 204
Evolent Health, Class A (2) 14,300 389
Health Catalyst (2) 12,900 131
HealthStream  9,300 201
Multiplan (1)(2) 62,700 105
NextGen Healthcare (2) 9,000 214
Phreesia (2) 10,300 192
Schrodinger (1)(2) 8,800 249
Sharecare (2) 87,200 82
Teladoc Health (2) 16,162 300
Veeva Systems, Class A (2) 20,986 4,270
Veradigm (2) 14,300 188
6,831
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (2) 13,700 565
Adaptive Biotechnologies (2) 25,700 140
Avantor (2) 98,859 2,084
Azenta (2) 9,800 492

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BioLife Solutions (2) 5,100 70
Bruker  11,755 732
Codexis (2) 33,100 63
CryoPort (2) 8,000 110
Fortrea Holdings (2) 10,900 312
Maravai LifeSciences Holdings, Class A (2) 19,000 190
Medpace Holdings (2) 3,500 847
Mesa Laboratories  1,400 147
NanoString Technologies (1)(2) 14,934 26
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Pacific Biosciences of California (1)(2) 34,500 288
Personalis (2) 37,100 45
Quanterix (2) 7,200 195
Quantum-Si (1)(2) 30,000 50
Repligen (2) 7,800 1,240
Seer (2) 13,900 31
Sotera Health (1)(2) 12,200 183
7,810
Pharmaceuticals 1.1%
Aclaris Therapeutics (2) 16,300 112
Amphastar Pharmaceuticals (2) 5,290 243
Amylyx Pharmaceuticals (2) 5,900 108
Arvinas (2) 9,057 178
Atea Pharmaceuticals (2) 25,500 77
Axsome Therapeutics (1)(2) 5,000 349
Cassava Sciences (1)(2) 6,600 110
Collegium Pharmaceutical (2) 11,000 246
Corcept Therapeutics (2) 14,800 403
Elanco Animal Health (2) 78,416 881
Evolus (1)(2) 15,500 142
Harmony Biosciences Holdings (2) 5,000 164
Harrow (1)(2) 7,600 109
Innoviva (2) 17,400 226
Intra-Cellular Therapies (2) 13,192 687
Jazz Pharmaceuticals (2) 7,500 971
NGM Biopharmaceuticals (2) 34,200 37
Nuvation Bio (2) 78,500 105
Pacira BioSciences (2) 7,100 218
Perrigo  18,403 588
Phibro Animal Health, Class A  9,514 122
Pliant Therapeutics (1)(2) 17,031 295
Prestige Consumer Healthcare (2) 8,571 490
Revance Therapeutics (1)(2) 15,300 176
Royalty Pharma, Class A  50,812 1,379

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scilex Holding (1)(2) 10,602 14
Supernus Pharmaceuticals (2) 6,900 190
Terns Pharmaceuticals (2) 8,300 42
Ventyx Biosciences (1)(2) 9,052 314
WaVe Life Sciences (2) 18,400 106
Xeris Biopharma Holdings, CVR (2)(3) 36,100 11
9,093
Total Health Care 103,044
INDUSTRIALS & BUSINESS SERVICES 18.2%
Aerospace & Defense 1.0%
AeroVironment (2) 3,900 435
Archer Aviation, Class A (1)(2) 25,500 129
BWX Technologies  13,037 977
Curtiss-Wright  6,000 1,174
HEICO  4,211 682
HEICO, Class A  9,825 1,270
Hexcel  10,100 658
Kaman  9,933 195
Mercury Systems (2) 7,900 293
Moog, Class A  5,630 636
National Presto Industries  3,331 241
Park Aerospace  17,700 275
Rocket Lab USA (1)(2) 35,000 153
Spirit AeroSystems Holdings, Class A (1) 25,740 415
Triumph Group (2) 21,900 168
V2X (2) 2,879 149
Virgin Galactic Holdings (2) 52,000 94
Woodward  7,000 870
8,814
Air Freight & Logistics 0.2%
Air Transport Services Group (2) 12,200 255
Forward Air  3,500 241
GXO Logistics (2) 16,666 977
Hub Group, Class A (2) 5,300 416
1,889
Building Products 2.1%
AAON  9,135 519
Advanced Drainage Systems  8,791 1,001
Alpha Pro Tech (2) 16,000 69
Apogee Enterprises  3,152 148
Armstrong World Industries  8,300 598
AZEK (2) 17,033 507
AZZ  4,929 225
Builders FirstSource (2) 18,308 2,279

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carlisle  6,320 1,638
CSW Industrials  2,400 421
Fortune Brands Innovations  16,665 1,036
Gibraltar Industries (2) 6,800 459
Griffon  10,500 416
Hayward Holdings (2) 15,800 223
JELD-WEN Holding (2) 11,900 159
Lennox International  4,403 1,649
Masonite International (2) 3,900 363
Masterbrand (2) 12,200 148
Owens Corning  12,200 1,664
PGT Innovations (2) 15,419 428
Resideo Technologies (2) 22,644 358
Simpson Manufacturing  5,600 839
Trex (2) 15,800 974
UFP Industries  8,770 898
Zurn Elkay Water Solutions  19,800 555
17,574
Commercial Services & Supplies 1.3%
ABM Industries  11,150 446
ACCO Brands  30,789 177
ACV Auctions, Class A (2) 19,300 293
Brady, Class A  9,500 522
Brink's  7,749 563
Casella Waste Systems, Class A (2) 9,203 702
Cimpress (2) 3,800 266
Clean Harbors (2) 7,200 1,205
CoreCivic (2) 24,596 277
Ennis  14,853 315
Enviri (2) 19,160 138
GEO Group (1)(2) 29,295 240
HNI  9,310 322
Interface  8,600 84
MillerKnoll  9,500 232
Montrose Environmental Group (2) 4,200 123
MSA Safety  5,500 867
OPENLANE (2) 20,400 304
Pitney Bowes (1) 63,200 191
Quad/Graphics (2) 25,000 126
RB Global  22,541 1,409
Stericycle (2) 14,300 639
Tetra Tech  7,150 1,087
UniFirst  1,501 245
Viad (2) 7,325 192
10,965

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 1.3%
AECOM  19,095 1,586
Ameresco, Class A (1)(2) 5,200 200
API Group (2) 23,900 620
Arcosa  6,887 495
Comfort Systems USA  5,798 988
Construction Partners, Class A (2) 7,161 262
Dycom Industries (2) 3,623 322
EMCOR Group  7,091 1,492
Fluor (2) 18,598 683
Granite Construction  7,114 270
MasTec (2) 8,950 644
Matrix Service (2) 20,011 236
MDU Resources Group  26,791 525
MYR Group (2) 2,200 296
Primoris Services  11,600 380
Sterling Infrastructure (2) 1,063 78
Valmont Industries  3,400 817
WillScot Mobile Mini Holdings (2) 33,237 1,382
11,276
Electrical Equipment 1.7%
Acuity Brands  5,000 852
American Superconductor (1)(2) 16,911 128
Array Technologies (2) 21,100 468
Atkore (2) 6,300 940
Blink Charging (1)(2) 26,100 80
Bloom Energy, Class A (1)(2) 28,400 377
ChargePoint Holdings (1)(2) 40,355 201
Encore Wire  3,000 547
Energy Vault Holdings (1)(2) 23,500 60
EnerSys  4,800 454
Enovix (1)(2) 16,800 211
Fluence Energy (1)(2) 5,900 136
FTC Solar (1)(2) 34,300 44
FuelCell Energy (1)(2) 51,600 66
GrafTech International (1) 50,500 193
Hubbell  7,828 2,453
LSI Industries  14,693 233
NEXTracker, Class A (2) 5,900 237
nVent Electric  26,200 1,388
Plug Power (2) 69,700 530
Regal Rexnord  8,547 1,221
Sensata Technologies Holding  21,500 813
SES AI (1)(2) 37,900 86
Shoals Technologies Group, Class A (1)(2) 22,946 419

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stem (1)(2) 28,300 120
SunPower (1)(2) 11,300 70
Sunrun (1)(2) 27,405 344
Sunworks (1)(2) 50,900 26
Thermon Group Holdings (2) 4,000 110
Vertiv Holdings  46,650 1,735
Vicor (2) 4,000 236
14,778
Ground Transportation 2.6%
ArcBest  3,500 356
Avis Budget Group (2) 3,051 548
Covenant Logistics Group  4,012 176
Heartland Express  17,323 255
Hertz Global Holdings (2) 21,884 268
Knight-Swift Transportation Holdings  23,292 1,168
Landstar System  5,200 920
Lyft, Class A (2) 42,700 450
Marten Transport  8,800 173
RXO (2) 15,500 306
Ryder System  5,075 543
Saia (2) 4,400 1,754
Uber Technologies (2) 288,255 13,257
U-Haul Holding  11,400 597
U-Haul Holding (1)(2) 1,200 66
Werner Enterprises  7,353 286
XPO (2) 15,500 1,157
22,280
Machinery 3.2%
3D Systems (1)(2) 31,850 156
AGCO  8,650 1,023
Alamo Group  2,700 467
Albany International, Class A  5,803 501
Allison Transmission Holdings  12,530 740
Astec Industries  4,900 231
Barnes Group  6,200 211
Chart Industries (1)(2) 5,751 973
CNH Industrial  116,817 1,413
Commercial Vehicle Group (2) 22,400 174
Crane  6,841 608
Desktop Metal, Class A (1)(2) 50,600 74
Donaldson  17,842 1,064
Douglas Dynamics  8,300 250
Enerpac Tool Group  11,000 291
EnPro Industries  2,753 334
Esab  10,469 735

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  3,070 321
Federal Signal  10,700 639
Flowserve  13,281 528
Franklin Electric  4,100 366
Graco  20,583 1,500
Greenbrier  6,800 272
Helios Technologies  6,000 333
Hillenbrand  8,861 375
Hurco  12,100 271
Hyliion Holdings (1)(2) 44,400 52
Hyster-Yale Materials Handling  3,300 147
ITT  9,500 930
John Bean Technologies  5,472 575
Kadant  2,038 460
Kennametal  4,200 104
Lincoln Electric Holdings  7,037 1,279
Microvast Holdings (1)(2) 53,600 101
Middleby (2) 8,778 1,124
Mueller Industries  7,400 556
Mueller Water Products, Class A  37,943 481
NN (2) 53,200 99
Oshkosh  7,600 725
Park-Ohio Holdings  6,209 124
Proto Labs (2) 7,900 209
RBC Bearings (1)(2) 4,875 1,141
Shyft Group  8,300 124
SPX Technologies (2) 8,705 709
Symbotic (1)(2) 2,300 77
Tennant  2,800 208
Terex  10,200 588
Timken  11,750 864
Titan International (2) 14,250 191
Toro  17,127 1,423
Trinity Industries  9,658 235
Wabash National  11,400 241
Watts Water Technologies, Class A  3,450 596
27,213
Marine Transportation 0.1%
Kirby (2) 7,865 651
Matson  6,250 555
1,206
Passenger Airlines 0.2%
Allegiant Travel  2,500 192
Frontier Group Holdings (1)(2) 9,000 43
JetBlue Airways (2) 37,100 171

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Joby Aviation (2) 51,000 329
SkyWest (2) 6,130 257
Spirit Airlines  16,900 279
Sun Country Airlines Holdings (2) 6,200 92
1,363
Professional Services 2.6%
Alight, Class A (2) 47,800 339
ASGN (2) 7,150 584
Asure Software (2) 11,441 108
Booz Allen Hamilton Holding  19,400 2,120
CACI International, Class A (2) 3,400 1,067
CBIZ (2) 9,577 497
Clarivate (1)(2) 54,240 364
Concentrix  6,200 497
Conduent (2) 36,040 125
CRA International  1,873 189
CSG Systems International  3,020 154
Dun & Bradstreet Holdings  32,362 323
ExlService Holdings (2) 27,000 757
Exponent  8,100 693
FTI Consulting (2) 5,869 1,047
Genpact  18,800 681
Huron Consulting Group (2) 3,160 329
ICF International  2,305 278
Innodata (1)(2) 8,400 72
Insperity  4,900 478
KBR  17,976 1,060
Kforce  3,228 193
Korn Ferry  7,441 353
Legalzoom.com (2) 14,700 161
ManpowerGroup  7,142 524
Mastech Digital (2) 14,882 134
Maximus  8,176 611
Parsons (2) 4,600 250
Paycor HCM (1)(2) 6,700 153
Paylocity Holding (2) 6,539 1,188
Science Applications International  7,755 818
SS&C Technologies Holdings  35,609 1,871
TaskUS, Class A (1)(2) 5,600 58
TransUnion  26,193 1,880
TriNet Group (2) 4,200 489
TrueBlue (2) 10,600 156
TTEC Holdings  3,390 89
Upwork (2) 20,600 234
Verra Mobility (2) 28,384 531

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willdan Group (2) 8,700 178
21,633
Trading Companies & Distributors 1.9%
Air Lease  14,425 568
Applied Industrial Technologies  5,644 873
Beacon Roofing Supply (2) 6,100 471
BlueLinx Holdings (2) 2,100 172
Boise Cascade  6,000 618
Core & Main, Class A (2) 17,743 512
Distribution Solutions Group (2) 6,408 167
Ferguson  28,244 4,645
FTAI Aviation  10,821 385
GATX  5,450 593
GMS (2) 7,685 492
H&E Equipment Services  4,526 195
Herc Holdings  3,855 459
McGrath RentCorp  4,300 431
MRC Global (2) 20,600 211
MSC Industrial Direct, Class A  3,800 373
NOW (2) 27,700 329
Rush Enterprises, Class A  7,516 307
SiteOne Landscape Supply (2) 7,400 1,210
Titan Machinery (2) 6,900 183
Veritiv  1,800 304
Watsco (1) 4,200 1,586
WESCO International  6,258 900
Willis Lease Finance (2) 3,600 152
Xometry, Class A (2) 8,300 141
16,277
Total Industrials & Business Services 155,268
INFORMATION TECHNOLOGY 18.4%
Communications Equipment 0.5%
Calix (2) 9,200 422
Ciena (2) 17,366 821
Clearfield (1)(2) 2,865 82
CommScope Holding (2) 39,600 133
Comtech Telecommunications  9,943 87
Digi International (2) 7,597 205
Extreme Networks (2) 15,246 369
Harmonic (2) 14,300 138
Infinera (1)(2) 37,300 156
KVH Industries (2) 31,363 160
Lumentum Holdings (2) 11,260 509
NETGEAR (2) 12,350 155

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NetScout Systems (2) 9,400 263
Ribbon Communications (2) 55,900 150
Ubiquiti  552 80
Viasat (1)(2) 13,200 244
Viavi Solutions (2) 35,800 327
4,301
Electronic Equipment, Instruments & Components 2.2%
Advanced Energy Industries  5,750 593
Aeva Technologies (2) 64,700 49
Arlo Technologies (2) 21,152 218
Arrow Electronics (2) 6,456 808
Avnet  11,150 537
Badger Meter  4,400 633
Belden  6,763 653
Benchmark Electronics  5,799 141
Cognex  25,700 1,091
Coherent (2) 16,747 547
Crane NXT  6,841 380
CTS  7,158 299
ePlus (2) 2,879 183
Fabrinet (2) 5,700 950
FARO Technologies (2) 5,900 90
Insight Enterprises (2) 3,663 533
IPG Photonics (2) 4,400 447
Itron (2) 6,200 376
Jabil  17,100 2,170
Kimball Electronics (2) 10,770 295
Knowles (2) 20,700 307
Lightwave Logic (1)(2) 21,200 95
Littelfuse  4,139 1,024
Luna Innovations (2) 17,915 105
Methode Electronics  7,250 166
MicroVision (1)(2) 42,600 93
National Instruments  17,325 1,033
Novanta (2) 5,451 782
OSI Systems (2) 1,938 229
Ouster (1)(2) 9,016 45
PC Connection  4,800 256
Plexus (2) 4,260 396
Rogers (2) 2,650 348
Sanmina (2) 9,900 537
ScanSource (2) 8,500 258
TD SYNNEX  4,300 429
Vishay Intertechnology  8,452 209
Vishay Precision Group (2) 3,522 118

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vontier  25,200 779
Vuzix (1)(2) 26,600 96
18,298
IT Services 2.4%
BigCommerce Holdings, Series 1 (2) 8,685 86
Cloudflare, Class A (2) 39,850 2,512
DigitalOcean Holdings (1)(2) 6,954 167
Fastly, Class A (2) 16,700 320
GoDaddy, Class A (2) 23,275 1,734
Grid Dynamics Holdings (2) 9,400 114
Hackett Group  4,873 115
Kratos Defense & Security Solutions (2) 29,400 442
Kyndryl Holdings (2) 27,200 411
MongoDB (2) 10,264 3,550
Okta (2) 21,174 1,726
Perficient (2) 5,700 330
Rackspace Technology (2) 24,400 57
Snowflake, Class A (2) 44,890 6,858
Squarespace, Class A (2) 2,800 81
Twilio, Class A (2) 23,600 1,381
Unisys (2) 28,200 97
19,981
Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Class A (2) 9,300 168
Aehr Test Systems (1)(2) 3,400 155
Allegro MicroSystems (2) 5,229 167
Alpha & Omega Semiconductor (2) 5,600 167
Ambarella (2) 3,300 175
Amkor Technology  15,120 342
Atomera (1)(2) 10,100 63
Axcelis Technologies (2) 3,137 512
Cirrus Logic (2) 8,740 646
Cohu (2) 10,300 355
Credo Technology Group Holding (2) 14,400 220
Diodes (2) 5,950 469
Entegris  21,864 2,053
FormFactor (2) 13,200 461
Impinj (1)(2) 3,600 198
Kopin (1)(2) 69,500 85
Kulicke & Soffa Industries  9,600 467
Lattice Semiconductor (2) 20,298 1,744
MACOM Technology Solutions Holdings (2) 8,900 726
Marvell Technology  122,379 6,624
MaxLinear (2) 11,870 264
MKS Instruments  10,736 929

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVE  3,600 296
Onto Innovation (2) 7,900 1,007
Photronics (2) 7,450 151
Pixelworks (1)(2) 62,300 70
Power Integrations  8,122 620
Rambus (2) 17,255 963
Semtech (2) 16,500 425
Silicon Laboratories (2) 4,500 522
SiTime (2) 2,500 286
Synaptics (2) 4,875 436
Universal Display  6,169 968
Wolfspeed (1)(2) 15,691 598
23,332
Software 9.7%
8x8 (2) 43,100 109
A10 Networks  11,563 174
ACI Worldwide (2) 13,554 306
Adeia  22,764 243
Agilysys (2) 4,295 284
Alarm.com Holdings (2) 9,850 602
Altair Engineering, Class A (2) 8,111 507
Alteryx, Class A (1)(2) 7,500 283
Appfolio, Class A (2) 3,326 607
Appian, Class A (1)(2) 7,600 347
AppLovin, Class A (2) 18,712 748
Asana, Class A (1)(2) 9,198 168
Aspen Technology (2) 4,210 860
Atlassian, Class A (2) 21,458 4,324
Aurora Innovation (1)(2) 104,997 247
Bentley Systems, Class B  26,726 1,341
BILL Holdings (2) 16,183 1,757
Blackbaud (2) 7,300 513
BlackLine (2) 5,582 310
Box, Class A (2) 18,700 453
Braze, Class A (2) 5,500 257
C3.ai, Class A (1)(2) 12,300 314
CCC Intelligent Solutions Holdings (2) 16,694 223
Cerence (2) 9,888 201
Cleanspark (2) 27,100 103
CommVault Systems (2) 5,300 358
Confluent, Class A (2) 33,619 995
Consensus Cloud Solutions (2) 4,167 105
Crowdstrike Holdings, Class A (2) 30,603 5,122
Datadog, Class A (2) 43,690 3,980
Digimarc (1)(2) 4,000 130

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Digital Turbine (2) 16,200 98
DocuSign (2) 33,086 1,390
Dolby Laboratories, Class A  9,140 724
Domo, Class B (2) 7,700 76
DoubleVerify Holdings (2) 15,204 425
Dropbox, Class A (2) 34,348 935
Dynatrace (2) 36,987 1,728
E2open Parent Holdings (2) 42,200 192
Elastic (2) 9,900 804
Envestnet (2) 5,800 255
Everbridge (2) 6,587 148
Five9 (2) 9,410 605
Freshworks, Class A (2) 22,858 455
Gitlab, Class A (1)(2) 10,600 479
Guidewire Software (2) 11,942 1,075
HashiCorp, Class A (2) 15,662 358
HubSpot (2) 7,100 3,497
Informatica, Class A (2) 7,510 158
Intapp (2) 4,800 161
Intellicheck (2) 19,500 43
InterDigital  5,460 438
Jamf Holding (2) 10,900 193
LivePerson (2) 20,453 80
LiveRamp Holdings (2) 2,190 63
Manhattan Associates (2) 8,440 1,668
Marathon Digital Holdings (1)(2) 12,400 105
Matterport (2) 54,900 119
MicroStrategy, Class A (2) 1,556 511
Mitek Systems (1)(2) 18,497 198
Model N (2) 7,100 173
N-able (2) 18,150 234
nCino (2) 12,431 395
NCR (2) 12,967 350
New Relic (2) 7,200 616
Nutanix, Class A (2) 29,350 1,024
Olo, Class A (2) 18,700 113
ON24  27,500 174
OneSpan (2) 11,000 118
PagerDuty (2) 18,300 412
Palantir Technologies, Class A (2) 260,546 4,169
Pegasystems  5,500 239
PowerSchool Holdings, Class A (1)(2) 6,600 150
Procore Technologies (2) 14,730 962
Progress Software  6,200 326
PROS Holdings (2) 9,200 319
Q2 Holdings (2) 10,900 352

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Qualys (2) 4,500 686
Rapid7 (2) 8,404 385
RingCentral, Class A (2) 9,800 290
Riot Platforms (2) 25,600 239
Samsara, Class A (2) 27,480 693
SentinelOne, Class A (2) 30,608 516
Smartsheet, Class A (2) 19,436 786
SolarWinds (2) 18,150 171
Splunk (2) 20,741 3,033
Sprinklr, Class A (2) 11,000 152
Sprout Social, Class A (1)(2) 7,300 364
SPS Commerce (2) 5,619 959
Telos (2) 27,006 65
Tenable Holdings (2) 15,964 715
Teradata (2) 11,151 502
UiPath, Class A (2) 51,311 878
Unity Software (2) 27,240 855
Upland Software (2) 20,100 93
Varonis Systems (2) 12,500 382
Verint Systems (2) 13,400 308
Veritone (1)(2) 15,800 41
Vertex, Class A (2) 9,630 222
VMware, Class A (2) 29,175 4,857
Workday, Class A (2) 29,777 6,398
Workiva (2) 5,110 518
Xperi (2) 10,885 107
Yext (2) 20,000 127
Zeta Global Holdings, Class A (2) 22,300 186
Zoom Video Communications, Class A (2) 31,379 2,195
Zscaler (2) 12,881 2,004
Zuora, Class A (2) 29,600 244
82,049
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Class C  31,804 2,191
Eastman Kodak (2) 19,000 80
Immersion  20,635 136
Intevac (2) 30,000 93
IonQ (1)(2) 23,100 344
Pure Storage, Class A (2) 41,700 1,485
Quantum (2) 74,600 46
Super Micro Computer (2) 6,807 1,867
Turtle Beach (2) 10,100 92
Xerox Holdings  13,400 210
6,544
Total Information Technology 154,505

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 4.1%
Chemicals 1.6%
American Vanguard  12,466 136
Ashland  6,100 498
Avient  14,230 503
Axalta Coating Systems (2) 23,050 620
Balchem  5,300 657
Cabot  8,550 592
Chase  1,650 210
Chemours  22,400 628
Ecovyst (2) 26,100 257
Element Solutions  29,300 575
Ginkgo Bioworks Holdings (2) 186,633 338
HB Fuller  6,940 476
Huntsman  28,100 686
Ingevity (2) 7,700 367
Innospec  4,700 480
Koppers Holdings  7,200 285
Livent (1)(2) 28,500 525
Minerals Technologies  2,410 132
NewMarket  1,000 455
Olin  17,130 856
PureCycle Technologies (1)(2) 23,200 130
Quaker Chemical (1) 2,500 400
RPM International  19,400 1,839
Scotts Miracle-Gro  9,076 469
Sensient Technologies  3,180 186
Stepan  3,100 232
Trinseo  11,000 90
Tronox Holdings  17,600 237
Westlake  4,742 591
13,450
Construction Materials 0.2%
Eagle Materials  5,061 843
Knife River (2) 6,697 327
Summit Materials, Class A (2) 21,247 661
1,831
Containers & Packaging 0.8%
AptarGroup  8,870 1,109
Berry Global Group  17,400 1,077
Crown Holdings  18,120 1,603
Graphic Packaging Holding  39,730 885
Greif, Class A  5,200 348
Myers Industries  11,416 205

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
O-I Glass (2) 27,600 462
Silgan Holdings  7,240 312
Sonoco Products  9,573 520
TriMas  7,800 193
6,714
Metals & Mining 1.4%
Alcoa  19,546 568
Alpha Metallurgical Resources  2,076 539
Ampco-Pittsburgh (2) 21,600 57
Arch Resources  2,400 410
ATI (2) 12,300 506
Carpenter Technology  8,300 558
Century Aluminum (2) 7,258 52
Cleveland-Cliffs (2) 72,980 1,141
Coeur Mining (2) 73,000 162
Commercial Metals  14,100 697
Compass Minerals International  4,600 128
Gold Resource  84,700 36
Haynes International  2,988 139
Hecla Mining  85,000 332
Kaiser Aluminum  1,236 93
Materion  2,600 265
MP Materials (1)(2) 14,900 285
Olympic Steel  2,610 147
Piedmont Lithium (1)(2) 3,000 119
Reliance Steel & Aluminum  8,904 2,335
Royal Gold  10,379 1,104
Ryerson Holding  5,500 160
Schnitzer Steel Industries, Class A  4,448 124
TimkenSteel (2) 10,000 217
United States Steel  33,200 1,078
Warrior Met Coal  10,102 516
Worthington Industries  4,479 277
12,045
Paper & Forest Products 0.1%
Clearwater Paper (2) 7,288 264
Louisiana-Pacific  10,178 563
Sylvamo  4,400 193
1,020
Total Materials 35,060
REAL ESTATE 5.7%
Diversified Real Estate Investment Trusts 0.4%
Broadstone Net Lease, REIT  26,596 380
Empire State Realty Trust, Class A, REIT  40,800 328

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essential Properties Realty Trust, REIT  19,300 418
Gladstone Commercial, REIT  12,182 148
Global Net Lease, REIT  29,521 284
WP Carey, REIT  30,015 1,623
3,181
Health Care Real Estate Investment Trusts 0.5%
CareTrust REIT, REIT  15,976 328
Community Healthcare Trust, REIT  7,300 217
Diversified Healthcare Trust, REIT (1) 55,200 107
Healthcare Realty Trust, REIT  40,919 625
LTC Properties, REIT  11,016 354
Medical Properties Trust, REIT (1) 72,322 394
National Health Investors, REIT  5,820 299
Omega Healthcare Investors, REIT  34,569 1,146
Physicians Realty Trust, REIT  24,900 304
Sabra Health Care REIT, REIT  18,969 264
Universal Health Realty Income Trust, REIT  6,850 277
4,315
Hotel & Resort Real Estate Investment Trusts 0.4%
Apple Hospitality REIT, REIT  35,800 549
DiamondRock Hospitality, REIT  30,600 246
Hersha Hospitality Trust, Class A, REIT  22,600 223
Park Hotels & Resorts, REIT  13,800 170
Pebblebrook Hotel Trust, REIT  23,243 316
RLJ Lodging Trust, REIT  32,700 320
Ryman Hospitality Properties, REIT  6,715 559
Service Properties Trust, REIT  19,400 149
Summit Hotel Properties, REIT  30,400 177
Sunstone Hotel Investors, REIT  7,794 73
Xenia Hotels & Resorts, REIT  25,900 305
3,087
Industrial Real Estate Investment Trusts 0.8%
Americold Realty Trust, REIT  31,024 944
EastGroup Properties, REIT  6,896 1,148
First Industrial Realty Trust, REIT  14,465 688
Innovative Industrial Properties, REIT (1) 5,000 378
LXP Industrial Trust, REIT  37,929 338
Rexford Industrial Realty, REIT  33,105 1,634
STAG Industrial, REIT  27,300 942
Terreno Realty, REIT  12,225 694
6,766
Office Real Estate Investment Trusts 0.5%
Brandywine Realty Trust, REIT  34,143 155
COPT Defense Properties, REIT  18,489 440

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cousins Properties, REIT  13,531 276
Douglas Emmett, REIT (1) 24,962 318
Easterly Government Properties, REIT  14,986 171
Equity Commonwealth, REIT  7,176 132
Franklin Street Properties, REIT  100,709 186
Highwoods Properties, REIT  6,094 126
Hudson Pacific Properties, REIT (1) 24,000 160
JBG SMITH Properties, REIT  16,315 236
Kilroy Realty, REIT  12,720 402
Office Properties Income Trust, REIT  19,941 82
Paramount Group, REIT  33,300 154
Piedmont Office Realty Trust, Class A, REIT  20,700 116
Postal Realty Trust, Class A, REIT (1) 19,544 264
SL Green Realty, REIT (1) 10,988 410
Vornado Realty Trust, REIT (1) 20,537 466
4,094
Real Estate Management & Development 0.6%
Anywhere Real Estate (2) 21,100 136
Compass, Class A (2) 40,900 119
Cushman & Wakefield (2) 18,600 142
DigitalBridge Group (1) 22,800 401
Douglas Elliman  54,538 123
eXp World Holdings (1) 13,900 226
FRP Holdings (2) 5,200 281
Howard Hughes Holdings (2) 2,800 208
Jones Lang LaSalle (2) 6,910 975
Kennedy-Wilson Holdings  20,200 298
Newmark Group, Class A  25,804 166
Opendoor Technologies, Class A (1)(2) 74,600 197
Rafael Holdings, Class B (2) 29,321 56
Redfin (1)(2) 19,500 137
Seritage Growth Properties, Class A, REIT (2) 19,400 150
St. Joe  1,058 57
Tejon Ranch (2) 14,820 240
Zillow Group, Class A (2) 5,741 257
Zillow Group, Class C (2) 18,552 856
5,025
Residential Real Estate Investment Trusts 0.9%
American Homes 4 Rent, Class A, REIT  47,263 1,592
Apartment Income REIT, REIT  25,924 796
Apartment Investment & Management, Class A, REIT (2) 41,458 282
Bluerock Homes Trust (2) 6,174 80
Centerspace, REIT  3,200 193
Equity LifeStyle Properties, REIT  29,002 1,848
Independence Realty Trust, REIT  17,706 249

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Communities, REIT  18,165 2,150
UMH Properties, REIT  15,372 215
Veris Residential, REIT  20,200 333
7,738
Retail Real Estate Investment Trusts 0.8%
Acadia Realty Trust, REIT  25,481 366
Agree Realty, REIT  9,121 504
Alexander's, REIT  648 118
Brixmor Property Group, REIT  44,200 918
Getty Realty, REIT  11,643 323
Kite Realty Group Trust, REIT  26,421 566
Macerich, REIT  28,457 310
NNN REIT, REIT  24,030 849
Phillips Edison, REIT (1) 8,821 296
RPT Realty, REIT  23,934 253
Saul Centers, REIT  6,819 241
SITE Centers, REIT  33,900 418
Spirit Realty Capital, REIT  22,360 750
Tanger Factory Outlet Centers, REIT  16,700 377
Urban Edge Properties, REIT  26,700 407
6,696
Specialized Real Estate Investment Trusts 0.8%
CubeSmart, REIT  37,281 1,421
EPR Properties, REIT  6,466 269
Four Corners Property Trust, REIT  6,401 142
Gaming & Leisure Properties, REIT  31,684 1,443
Gladstone Land, REIT (1) 11,109 158
Global Self Storage, REIT  33,399 162
Lamar Advertising, Class A, REIT  14,288 1,193
National Storage Affiliates Trust, REIT  10,800 343
Outfront Media, REIT  15,700 159
PotlatchDeltic, REIT  13,098 594
Rayonier, REIT  24,151 687
Safehold, REIT (1) 8,208 146
Uniti Group, REIT  35,100 166
6,883
Total Real Estate 47,785
UTILITIES 1.8%
Electric Utilities 0.5%
ALLETE  7,182 379
Avangrid  6,600 199
Genie Energy, Class B  15,702 231
Hawaiian Electric Industries  14,731 181
IDACORP  7,938 744

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  7,155 490
OGE Energy  27,600 920
Otter Tail (1) 6,850 520
PNM Resources  7,219 322
Portland General Electric  10,300 417
Via Renewables  6,320 46
4,449
Gas Utilities 0.5%
Brookfield Infrastructure, Class A  2,571 91
Chesapeake Utilities  3,700 362
National Fuel Gas  14,292 742
New Jersey Resources  13,755 559
Northwest Natural Holding  4,983 190
ONE Gas  8,800 601
RGC Resources  8,179 141
Southwest Gas Holdings  8,100 489
Spire  3,810 216
UGI  23,090 531
3,922
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 163
Montauk Renewables (1)(2) 16,200 148
Ormat Technologies  6,200 434
Spruce Power Holding (2) 153,300 104
Sunnova Energy International (1)(2) 11,600 121
Vistra  49,228 1,633
2,603
Multi-Utilities 0.2%
Avista  10,890 352
Black Hills  8,140 412
Northwestern Energy Group  8,500 409
Unitil  5,119 219
1,392
Water Utilities 0.3%
American States Water  6,025 474
California Water Service Group  9,650 456
Essential Utilities  32,032 1,100
Middlesex Water  3,800 252
SJW Group  4,960 298
2,580
Total Utilities 14,946
Total Common Stocks (Cost $596,578) 841,885

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 4,240,559 4,241
4,241
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.261%, 12/14/23 (6) 350,000 346
346
Total Short-Term Investments (Cost $4,587) 4,587
SECURITIES LENDING COLLATERAL 5.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.7%
Money Market Funds 5.7%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 48,207,754 48,208
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 48,208
Total Securities Lending Collateral (Cost $48,208) 48,208
Total Investments in Securities 105.7%
(Cost $649,373) $ 894,680
Other Assets Less Liabilities (5.7)% (47,892)
Net Assets 100.0% $ 846,788
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2023.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 12/23 3,777 $ (160)
Long, 5 S&P 400 E-Mini MidCap Index contracts 12/23 1,260 (42)
Net payments (receipts) of variation margin to date 174
Variation margin receivable (payable) on open futures contracts $ (28)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 147++
Totals $ —# $ — $ 147+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 32,311  ¤  ¤ $ 52,449
Total $ 52,449^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $147 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $52,449.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Extended Equity Market Index Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 841,855 $ 14 $ 16 $ 841,885
Short-Term Investments 4,241 346 — 4,587
Securities Lending Collateral 48,208 — — 48,208
Total $ 894,304 $ 360 $ 16 $ 894,680
Liabilities
Futures Contracts* $ 202 $ — $ — $ 202
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F124-054Q3 09/23